MARKETABLE SECURITIES	9 Months Ended
Jan. 31, 2015
MARKETABLE SECURITIES [Text Block]
NOTE 3. MARKETABLE SECURITIES.

Marketable securities consist of certificate of deposits and mutual funds for which fair values were based on quoted prices in active markets and were therefore classified within Level 1 of the fair value hierarchy. The following table is a summary of marketable securities recorded in the Company’s Condensed Consolidated Balance Sheets:

	January 31, 2015	April 30, 2014
Certificate of deposits	$100,341	$—
Mutual funds	252,434	—
Total	$352,775	$—